Net Sales (Tables)	12 Months Ended
Jun. 30, 2023
Net Sales
Schedule of revenue by geographic area

	For the fiscal year ended June 30,
(in € thousands)	2021		2022		2023
Germany	115,334	18.8%	128,616	18.6%	128,548	16.7%
United States	77,596	12.7%	108,748	15.8%	137,985	18.0%
Europe (excluding Germany) (1)	253,700	41.4%	276,110	40.0%	300,020	39.0%
Rest of the world(1)	165,466	27.0%	176,277	25.6%	202,069	26.3%
	612,096	100.0%	689,750	100.0%	768,621	100.0%
(1)	No individual country other than Germany and the United States accounted for more than 10% of net sales.